DEBT OBLIGATIONS (Details) € in Millions, ₩ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2018 INR (₨)	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 BRL (R$)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 AUD ($)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2017 INR (₨)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Deferred financing costs	$ (327)	$ (291)
Current					$ 5,597									$ 6,135
Non-current					33,754									30,749
Total debt obligations					40,258									37,991
U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations					28,051									25,975
British Pounds
Disclosure of detailed information about borrowings [line items]
Total debt obligations				£ 3,798	5,018								£ 3,173	4,290
Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations					2,297			$ 3,018						3,132			$ 3,938
South Korean Won
Disclosure of detailed information about borrowings [line items]
Total debt obligations					1,617				₩ 1,805,000					1,692				₩ 1,805,000
Australian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations					1,481					$ 2,000				1,554					$ 1,991
Indian Rupee
Disclosure of detailed information about borrowings [line items]
Total debt obligations			₨ 99,103		1,447							₨ 74,386		1,168
Brazilian Reais
Disclosure of detailed information about borrowings [line items]
Total debt obligations					414	R$ 1,596								471	R$ 1,558
Chinese Yuan
Disclosure of detailed information about borrowings [line items]
Total debt obligations					6						¥ 43			0						¥ 0
Euros
Disclosure of detailed information about borrowings [line items]
Total debt obligations					254		€ 217							0		€ 0
Held for sale
Disclosure of detailed information about borrowings [line items]
Total debt obligations					907									1,107
Fixed rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation					19,219									17,666
Variable rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation					17,206									16,760
Unsecured Debt | Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Total debt obligations					523									622
Brookfield Property Partners’ credit facilities | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations					1,735									1,363
Brookfield Office Properties’ (“BPO”) revolving facility | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations					653									828
Brookfield Office Properties’ senior unsecured note | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations					0									119
Brookfield Canada Office Properties revolving facility | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations					80									276
BPY BOPC LP credit facility | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations					0									212
Funds subscription credit facilities
Disclosure of detailed information about borrowings [line items]
Secured debt obligation					$ 1,169									$ 436
Weighted-average rate | Unsecured Debt | Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Weighted-average rate			5.19%	5.19%	5.19%	5.19%	5.19%	5.19%	5.19%	5.19%	5.19%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%
Weighted-average rate | Secured Debt | Fixed rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate			4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%
Weighted-average rate | Secured Debt | Variable rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate			4.94%	4.94%	4.94%	4.94%	4.94%	4.94%	4.94%	4.94%	4.94%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%
Weighted-average rate | Brookfield Property Partners’ credit facilities | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate			3.73%	3.73%	3.73%	3.73%	3.73%	3.73%	3.73%	3.73%	3.73%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%
Weighted-average rate | Brookfield Office Properties’ (“BPO”) revolving facility | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate			3.17%	3.17%	3.17%	3.17%	3.17%	3.17%	3.17%	3.17%	3.17%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
Weighted-average rate | Brookfield Office Properties’ senior unsecured note | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Weighted-average rate | Brookfield Canada Office Properties revolving facility | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate			3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%
Weighted-average rate | BPY BOPC LP credit facility | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.85%	2.85%	2.85%	2.85%	2.85%	2.85%	2.85%	2.85%	2.85%
Weighted-average rate | Funds subscription credit facilities | Secured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate			3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	2.56%	2.56%	2.56%	2.56%	2.56%	2.56%	2.56%	2.56%	2.56%